Discontinued operations - Book value of the net assets disposed (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Revenue
Petroleum and natural gas sales	$ 1,820,751	$ 1,546,493
Royalties	(119,124)	(92,916)
Petroleum and natural gas revenue	1,765,141	1,546,420
Expenses
Operating	508,521	446,173
Transportation	132,883	86,247
General and administration	98,450	74,010
Other expense	5,497	13,101
Foreign exchange loss (gain)	39,875	51,728
Accretion	71,629	66,179
Depletion and depreciation	697,461	563,982
Impairment expense	572,159
Expenses	2,089,956	1,616,339
Loss from continuing operations before income taxes	(668,093)	(6,586)
Income tax expense (recovery)
Deferred	16,901	(51,875)
Current	23,089	78,125
Net (loss) earnings from discontinued operations	(288,796)	49,430
Discontinued operations
Revenue
Petroleum and natural gas sales	210,643	434,914
Royalties	(40,591)	(85,034)
Petroleum and natural gas revenue	170,052	349,880
Expenses
Operating	59,115	121,740
Transportation	7,007	12,686
General and administration	20,367	25,493
Other expense	3,986
Foreign exchange loss (gain)	308	(992)
Accretion	4,235	8,362
Depletion and depreciation	45,926	119,258
Impairment expense	372,386
Expenses	513,330	286,547
Loss from continuing operations before income taxes	(343,278)	63,333
Income tax expense (recovery)
Deferred	(54,482)	13,884
Current		19
Total Income tax (recovery) expense	(54,482)	13,903
Net (loss) earnings from discontinued operations	$ (288,796)	$ 49,430